Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (53,429)	$ 32,652	$ 38,557
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	20,485	22,759	19,567
Amortization of deferred charges	879	599	652
Net loss on sale of vessels	13,088	0	0
Impairment loss on vessels	41,597	0	0
Amotization of time charter contract value	2,303	845	152
Increase (decrease) in restricted stock for cashflow	906	230	0
Provision for doubtful Accounts	10,155	1,700	0
Changes in operating assets and liabilities:
Trade accounts receivable	(4,536)	(7,413)	2,428
Related party balances	(319)	388	(69)
Other receivables	983	(2,485)	(527)
Inventories, net of disposals	1,535	(2,299)	1,675
Voyages in progress	931	(931)	2,679
Prepaid expenses and accrued income	1,952	(1,955)	(197)
Trade accounts payable	(943)	(1,811)	202
Accrued expenses	(2,400)	1,000	(2,522)
Deferred charter revenue	3,612	(672)	(126)
Net cash provided by operating activities	36,799	42,607	62,471
Investing activities
Changes in restricted cash	0	0	(5,000)
Additions to newbuildings	0	0	(3,600)
Purchase of vessels	0	0	(94,000)
Proceeds from sale of vessels	66,993	0	0
Net cash provided by (used in) investing activities	66,993	0	(102,600)
Financing activities
Proceeds from long-term debt	0	0	205,740
Repayments of long-term Debt	(42,062)	(3,600)	(168,880)
Debt fees paid	0	(79)	(2,061)
Net proceeds from share issuance	0	0	87,602
Distributions to shareholders	(29,319)	(48,851)	(33,465)
Net cash (used in) provided by financing activities	(71,381)	(52,530)	88,936
Net increase (decrease) in cash and cash equivalents	32,411	(9,923)	48,807
Cash and cash equivalents at beginning of year	46,848	56,771	7,964
Cash and cash equivalents at end of year	79,259	46,848	56,771
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	$ 4,477	$ 4,287	$ 3,598